UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature,Place and Date of Signing

/s/ Paul C. Gannon             Boston, Massachusetts       February 19, 2004
----------------------         ---------------------       -----------------


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $119,489 (thousands)


List of Other Included Managers:
NONE

                                                            FORM 13F

                                                       INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ --------   ------ --------
ARENA PHARMACEUTICALS INC      COM              040047102     7736  1247700 SH       SOLE                  1247700
CATALYTICA ENERGY SYS INC      COM              148884109     8551  2443815 SH       SOLE                  2443815
CITIBANK WEST FSB SAN FRAN C   CONT LITIG REC   17306J202     1592  1941200 SH       SOLE                  1941200
CITIGROUP INC                  *W EXP 99/99/999 172967127     4566  4307621 SH       SOLE                  4307621
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     2194 12907218 SH       SOLE                 12907218
HUTTIG BLDG PRODS INC          COM              448451104     5264  1754600 SH       SOLE                  1754600
NATUS MEDICAL INC DEL          COM              639050103     4180   997500 SH       SOLE                   997500
OMNOVA SOLUTIONS INC           COM              682129101    25999  5416360 SH       SOLE                  5416360
PARAMETRIC TECHNOLOGY CORP     COM              699173100    17730  4500000 SH       SOLE                  4500000
RADVISION LTD                  ORD              M81869105    38787  3399375 SH       SOLE                  3399375
SELECTICA INC                  COM              816288104     2353   549800 SH       SOLE                   549800
SOUTHERN BANC INC              COM              842233108      326    20500 SH       SOLE                    20500
US AIRWAYS GROUP INC           CL A             911905503      211    34000 SH       SOLE                    34000